4. Property and Equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, net

5.	Property and Equipment, net

Property and equipment, net consists of the following:

	March 31, 2019	December 31, 2018
Office and computer equipment	$42,288	$42,289
Leasehold improvements	–	26,841
Furniture and fixtures	14,738	20,263
Property and equipment – at cost	57,026	89,393
Less accumulated depreciation	(53,528)	(84,437)
Property and equipment – net	$3,498	$4,956

Depreciation expense was approximately $1,000 and $6,000 for the three months ended March 31, 2019 and 2018, respectively.

4.	Property and Equipment, net

Property and equipment, net consists of the following:

	December 31, 2018	December 31, 2017
Laboratory equipment	$–	$264,583
Office and computer equipment	42,289	46,634
Leasehold improvements	26,841	26,841
Furniture and fixtures	20,263	20,263
Property and equipment – at cost	89,393	358,321
Less accumulated depreciation	(84,437)	(330,475)
Property and equipment – net	$4,956	$27,846

Depreciation expense was approximately $16,000 and $24,000 for the years ended December 31, 2018 and 2017, respectively. During the year ended December 31, 2018, the Company sold certain laboratory equipment for $22,500 resulting in an approximate $15,000 gain.